Debt - Other Note Payable - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	May 03, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 23, 2013	Dec. 31, 2011
Debt Instrument [Line Items]
Other note payable, net		$ 6,252,000	$ 6,014,000	$ 5,141,000
WCAS Capital Partners Note Payable [Member]
Debt Instrument [Line Items]
Debt, face amount						$ 5,000,000
Debt interest rate, stated percentage					12.00%	10.00%
Debt, carrying value						$ 560,000
Debt, unamortized discount or premium			392,000	437,000
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Other note payable, net		$ 4,242,000	$ 4,210,000	$ 4,095,000
Capital Royalty Partners Term Loan [Member]
Debt Instrument [Line Items]
Debt interest rate, stated percentage					11.00%
Extended repayment debt		May 03, 2016	Apr. 30, 2016
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Extended repayment debt		Sep. 08, 2021
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Other note payable, net	$ 5,000,000
Capital Royalty Partners Term Loan [Member] | Restructured Debt [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt interest rate, stated percentage	10.00%
Extended repayment debt	Sep. 08, 2021